Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 119,561,152		$ 136,859,336		$ 133,269,694		$ 12,115,771
Restricted cash	80,256		79,442
Short-term investments	49,035,610		20,714,145
Accounts receivable, net of allowance for doubtful accounts	10,055,724		6,233,227
Other current assets	3,624,590		2,192,988
Deferred tax assets	2,837,892		2,898,399
Property and equipment, net	4,387,953		4,436,936
Investment in affiliates	6,055,343		2,434,689
Other non-current assets	1,025,917		928,496
Total assets	205,369,468		180,942,359
Accrued payroll and welfare expenses	11,926,784		9,477,432
Income tax payable	2,446,040		1,932,895
Current uncertain tax position liabilities			322,378
Non-current uncertain tax position liabilities	1,451,897		1,272,219
Total liabilities	29,863,643		19,922,636
Net revenues	86,695,506		72,163,326		37,863,559
Other income	5,426,421		6,669,278		661,085
Net income (loss) attributable to Noah Shareholders	22,826,454		23,969,950		11,530,369
Cash flows provided by (used in) operating activities	29,953,666		21,286,623		21,431,109
Cash flows (used in) provided by investing activities	(34,565,150)		(20,818,246)		(6,149,500)
Cash flows provided by financing activities	(13,791,999)		680,694		105,142,505
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	13,121,222		2,666,520
Restricted cash	80,256		79,442
Short-term investments	15,150,847
Accounts receivable, net of allowance for doubtful accounts	187,783		104,793
Other current assets	2,005,541		838,014
Amounts due from the Group's subsidiaries			9,062,387
Deferred tax assets	478,015		423,704
Property and equipment, net	1,090,055		846,202
Investment in affiliates	6,055,204
Other non-current assets	150,946		77,911
Total assets	38,319,869		14,098,973
Accrued payroll and welfare expenses	793,300		171,725
Income tax payable	521,197		(19,597)
Current uncertain tax position liabilities			322,378
Amounts due to the Group's subsidiaries	18,475,369
Other current liabilities	1,252,490		141,082
Non-current uncertain tax position liabilities	1,015,003		1,004,714
Other long-term obligations	28,197
Total liabilities	22,085,556		1,620,302
Net revenues	7,233,911	[1]	2,417,148		4,158,482
Operating cost and expenses	(6,409,491)	[1]	(4,011,731)		(2,532,972)
Other income	200,319	[1]	159,745		269,440
Net income (loss) attributable to Noah Shareholders	1,086,355	[1]	(1,038,704)		1,387,515
Cash flows provided by (used in) operating activities	29,624,846	[1],[2]	(14,752,747)	[2]	5,829,563	[2]
Cash flows (used in) provided by investing activities	(21,368,983)	[1]	1,672,073		(836,028)
Cash flows provided by financing activities	$ 2,178,103	[1]

[1]	Tianjin Gefei's result of operations and cash flows are included in the presentation starting from March 2012.
[2]	Cash flows provided by financing activities in 2012 include amounts due to the Group's subsidiaries of $18,475,369.